Taxes (Details) - Schedule of Company’s Effective Tax Rate		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax jurisdiction		1.00%	0.10%	0.10%
Non-deductible expenses	[1]	0.60%	0.60%	0.60%
Change in valuation allowance		1.40%	0.80%	1.10%
Effective income tax rate		28.00%	26.50%	26.80%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.